Long Term Debt - Tanos Revolving Credit Facility - Additional Information (Detail) (Tanos Energy LLC [Member], Revolving Credit Facility [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Apr. 25, 2013	Apr. 01, 2013	Dec. 16, 2010	Dec. 16, 2010
Tanos Energy LLC [Member] | Revolving Credit Facility [Member]
Debt Obligations [Line Items]
Revolving credit facility expiration term			4 years
Revolving credit facility				$ 250.0
Payment of revolving credit		$ 27.0
Debt instrument, pay off date	Apr. 25, 2013